Document and Entity Information	Dec. 06, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2021
Entity Registrant Name	GRAPHITE BIO, INC.
Entity Central Index Key	0001815776
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40532
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-4867570
Entity Address Address Line1	201 Haskins Way
Entity Address, Address Line Two	Suite 210
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080
City Area Code	650
Local Phone Number	484-0886
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Common Stock
Trading Symbol	GRPH
Security Exchange Name	NASDAQ
Former Address
Document Information [Line Items]
Entity Address Address Line1	279 East Grand Avenue
Entity Address, Address Line Two	Suite 430
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080